Leases - Direct Financing Lease (Details) - Direct financing lease - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Falcon Spirit Floating, Storage and Offloading Units
Capital Leased Assets [Line Items]
Unearned income	$ 1,000,000	$ 800,000
Estimated unguaranteed residual value	7,000,000
Future Scheduled Payments:
Minimum lease payments receivable	5,300,000	3,800,000
VOC Equipment
Capital Leased Assets [Line Items]
Unearned income	1,900,000	2,400,000
Future Scheduled Payments:
2018	1,400,000
2019	1,400,000
2020	1,400,000
2021	1,400,000
2022	1,400,000
Thereafter	600,000
Minimum lease payments receivable	$ 7,600,000	$ 8,400,000.0